UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07680)

Minnesota Municipal Income Portfolio Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31/13

Date of reporting period: 05/31/13

Item 1. Schedule of Investments.

Schedule of Investments | May 31, 2013 (unaudited)
Minnesota Municipal Income Portfolio (MXA)

DESCRIPTION	PAR	FAIR VALUE ¶
(Percentages of each investment category relate to total net assets applicable to outstanding common shares)
Municipal Long-Term Investments — 147.1%
Economic Development Revenue — 3.6%
Minneapolis Development, Limited Tax Supported Common Bond (AMT),
4.85%, 12/1/17, Series 2006-1A	$580,000	$623,088
4.88%, 12/1/18, Series 2006-1A	610,000	651,315
5.13%, 6/1/22, Series 2007-2A	500,000	536,450
Moorhead, American Crystal Sugar Company, Recovery Zone Facility, Series 2010, 5.65%, 6/1/27	500,000	556,385

		2,367,238

Education Revenue — 24.0%
Anoka County, Charter School Lease, Series 2012-A, 5.00%, 6/1/43	290,000	295,046
Baytown Township, St. Croix Preparatory Academy Project, Series 2008-A, 7.00%, 8/1/38	900,000	964,134
Duluth Housing & Redevelopment Authority, Public Schools Academy, Series 2010-A, 5.60%, 11/1/30	1,000,000	1,067,530
Higher Education Facilities, Augsburg College,
5.00%, 5/1/23, Series 2005-6C	500,000	507,420
5.00%, 5/1/28, Series 2006-6J1	1,800,000	1,836,504
Higher Education Facilities, Bethel University, Series 2007-6R
5.50%, 5/1/27	1,000,000	1,048,300
5.50%, 5/1/37	200,000	208,266
Higher Education Facilities, College of Art & Design, Series 2006-6K, 5.00%, 5/1/26	1,000,000	1,022,510
Higher Education Facilities, St. Benedict College, Series 2008-5, 4.13%, 3/1/16	100,000	106,232
Higher Education Facilities, University of St. Thomas,
5.00%, 10/1/39, Series 2009-7A	1,000,000	1,090,430
5.25%, 4/1/39, Series 2009-6X	700,000	768,320
Minneapolis, University Gateway Project, Series 2006, 4.50%, 12/1/31	2,000,000	2,053,300
St. Paul Housing & Redevelopment Authority, Community Peace Academy Project, Series 2006-A, 5.00%, 12/1/36	1,365,000	1,382,895
St. Paul Housing & Redevelopment Authority, Conservatory for Performing Artists Project, Series 2013-A, 4.63%, 3/1/43	250,000	246,600
St. Paul Housing & Redevelopment Authority, German Immersion School Project, Series 2013-A, 5.00%, 7/1/44	855,000	848,297
St. Paul Housing & Redevelopment Authority, Nova Classical Academy, Series 2011-A, 6.38%, 9/1/31	650,000	731,497
St. Paul Housing & Redevelopment Authority, St. Paul Academy & Summit School Project, Series 2007, 5.00%, 10/1/24	500,000	540,225
University of Minnesota, Series 2011-A, 5.25%, 12/1/29	1,000,000	1,189,270

		15,906,776

General Obligations — 9.4%
Burnsville Independent School District Number 191, Alternative Facilities, Series 2008-A (MSDCEP), 4.75%, 2/1/24	1,600,000	1,814,768
Minnesota State, Highway & Various Purpose, Series 2007, 5.00%, 8/1/25	3,000,000	3,432,630
Puerto Rico Commonwealth, Series 2011-A, 5.75%, 7/1/41	1,000,000	1,024,600

		6,271,998

Healthcare Revenue — 42.0%
Center City Health Care Facilities, Hazelden Foundation Project, Series 2011, 5.00%, 11/1/41	300,000	320,319
City of Sauk Rapids, Good Shepherd Lutheran Home, Series 2013, 5.13%, 1/1/39	215,000	216,204
Cuyuna Range Hospital District, Health Facilities,
5.00%, 6/1/29	1,000,000	1,036,440
5.50%, 6/1/35	1,000,000	1,010,830
Glencoe Health Care Facilities, Glencoe Regional Health Services Project, Series 2013, 4.00%, 4/1/31	460,000	460,998
Maple Grove Health Care Facilities, North Memorial Health Care, Series 2005, 5.00%, 9/1/35	2,000,000	2,025,300
Maple Grove Health Care Systems, Maple Grove Hospital, Series 2007, 5.25%, 5/1/25	1,000,000	1,049,060
Marshall Medical Center, Weiner Medical Center Project, Series 2003-A (Pre-refunded 11/1/13 @ 100), 6.00%, 11/1/28 ¯	400,000	408,732
Minneapolis Health Care Facilities, Walker Campus Project, Series 2012, 4.75%, 11/15/28	900,000	908,172
Minneapolis Health Care Systems, Fairview Health Services, Series 2008-A, 6.63%, 11/15/28	1,800,000	2,180,160
Minnesota Agricultural & Economic Development Board, Essentia Health, Series 2008-E (AGC), 5.00%, 2/15/37	3,750,000	3,943,687
Minnesota Agricultural & Economic Development Board, Health Care System, Series 1997-A (NATL), 5.75%, 11/15/26	35,000	35,056

MINNESOTA MUNICIPAL INCOME PORTFOLIO   |   2013 QUARTERLY REPORT

Schedule of Investments | May 31, 2013 (unaudited)
Minnesota Municipal Income Portfolio (MXA)

DESCRIPTION	PAR	FAIR VALUE ¶
Monticello-Big Lake Community Hospital District, Health Care Facilities, Series 2003-C, 6.20%, 12/1/22 ¥	$1,000,000	$1,001,860
Northern Itasca Hospital District, Health Facilities Gross Revenue, Series 2013-A, 4.40%, 12/1/33	460,000	449,066
Pine City Health Care & Housing, North Branch, Series 2006-A (GNMA), 4.80%, 10/20/26	1,000,000	1,013,340
Prior Lake Senior Housing, Shepard’s Path Senior Housing, Series 2006-B, 5.70%, 8/1/36	500,000	503,765
Shakopee Health Care Facilities, St. Francis Regional Medical Center, Series 2004, 5.25%, 9/1/34	1,000,000	1,011,250
St. Cloud Health Care, CentraCare Health System, Series 2010-A, 5.13%, 5/1/30	500,000	555,680
St. Louis Park Health Care Facilities, Park Nicollet Health Services, Series 2009, 5.75%, 7/1/39	1,500,000	1,666,950
St. Paul Housing & Redevelopment Authority, Allina Health System, Series 2009-A-1, 5.25%, 11/15/29	1,175,000	1,298,340
St. Paul Housing & Redevelopment Authority, Episcopal Homes Project, Series 2013, 5.13%, 5/1/48	500,000	478,600
St. Paul Housing & Redevelopment Authority, Health Care Facility, HealthPartners Obligation Group Project, Series 2006, 5.25%, 5/15/36	1,430,000	1,500,785
St. Paul Housing & Redevelopment Authority, HealthEast Project, Series 2005, 6.00%, 11/15/30	550,000	586,751
St. Paul Housing & Redevelopment Authority, Nursing Home Episcopal, Series 2006, 5.63%, 10/1/33 ¥	897,329	918,183
St. Paul Housing & Redevelopment Authority, Rossy & Richard Shaller, Series 2007-A, 5.25%, 10/1/42	650,000	651,573
St. Paul Port Authority, HealthEast Midway Campus,
5.75%, 5/1/25, Series 2007-A	100,000	104,803
5.88%, 5/1/30, Series 2005-A	500,000	523,800
6.00%, 5/1/30, Series 2005-B	900,000	945,090
West St. Paul Health Care Facilities, Walker Thompson Hill Project, Series 2011-A, 7.00%, 9/1/46	1,000,000	1,077,130

		27,881,924

Housing Revenue — 20.9%
Coon Rapids Multifamily Housing, Margaret Place Apartments, Series 1997-A, 6.25%, 5/1/18 ¥	290,000	290,258
Coon Rapids Multifamily Housing, Tralee Terrace Apartments, Series 2010 (FHLMC), 4.50%, 6/1/26	1,700,000	1,842,052
Cottage Grove Senior Housing, Cottage Grove Project, Series 2006-A, 5.00%, 12/1/31 ¥	455,000	457,839
Maplewood Multifamily, Carefree Cottages II, Series 2004 (AMT) (FNMA) (Mandatory Put 4/15/19 @ 100), 4.80%, 4/15/34	1,000,000	1,020,270
Minneapolis Housing, Keeler Apartments Project, Series 2007-A, 5.00%, 10/1/37	750,000	739,560
Minneapolis Multifamily Housing, Vantage Flats Project, Series 2007 (AMT) (GNMA), 5.20%, 10/20/48	970,000	994,007
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed City Living, Series 2006-A4 (AMT) (FHLMC) (FNMA) (GNMA), 5.00%, 11/1/38	353,414	364,985
Minnesota Housing Finance Agency, Homeownership Finance, Series 2011-D (FHLMC) (FNMA) (GNMA), 4.70%, 1/1/31	150,000	159,395
Minnesota Housing Finance Agency, Nonprofit Housing, State Appropriation, Series 2011, 5.00%, 8/1/31	1,230,000	1,367,403
Minnesota Housing Finance Agency, Rental Housing, Series 2011, 5.05%, 8/1/31	355,000	389,020
Minnesota Housing Finance Agency, Residential Housing,
4.70%, 7/1/27, Series 2007-D (AMT)	2,430,000	2,507,128
5.65%, 7/1/33, Series 2008-B (AMT)	710,000	744,982
3.90%, 7/1/43, Series 2013-C «	750,000	731,790
Moorhead Economic Development Authority, Housing Development Eventide Project, Series 2006-A, 5.15%, 6/1/29	700,000	700,938
Moorhead Senior Housing, Sheyenne Crossing Project, Series 2006, 5.65%, 4/1/41 ¥	800,000	807,752
Wayzata Senior Housing Revenue, Folkestone Senior Living Community, Series 2012-A, 6.00%, 5/1/47	220,000	240,306
Worthington Housing Authority, Meadows Worthington Project, Series 2007-A, 5.25%, 11/1/28 ¥	520,000	527,566

		13,885,251

Industry Development Revenue — 2.9%
St. Paul Port Authority, Solid Waste Disposal, Series 2012-7 (AMT), 4.50%, 10/1/37	1,950,000	1,908,095

Leasing Revenue — 6.1%
Andover Economic Development Authority, Public Facility, Community Center, Series 2004 (Crossover Refunded 2/1/14 @ 100)
5.13%, 2/1/24	100,000	103,178
5.13%, 2/1/24	150,000	154,767
Duluth Capital Appreciation Independent School District Number 709, Series 2012-A, Certificate of Participation, Zero Coupon Bond (MSDCEP), 3.68%, 2/1/28	1,000,000	566,700
Pine County Housing & Redevelopment Authority, Series 2005-A, 5.00%, 2/1/31	1,000,000	1,112,030
St. Paul Housing & Redevelopment Authority, Jimmy Lee Recreation Center, Series 2008, 5.00%, 12/1/32	400,000	423,416
St. Paul Port Authority, Regions Hospital Parking Ramp Project, Series 2007-1, 5.00%, 8/1/36	1,000,000	1,008,960

MINNESOTA MUNICIPAL INCOME PORTFOLIO   |   2013 QUARTERLY REPORT

Schedule of Investments | May 31, 2013 (unaudited)
Minnesota Municipal Income Portfolio (MXA)

DESCRIPTION	PAR	FAIR VALUE ¶
State of Minnesota General Fund, Series 2012-B, 3.00%, 3/1/30	$700,000	$667,037

		4,036,088

Miscellaneous Revenue — 2.3%
Minneapolis, National Marrow Donor Program, Series 2010, 4.25%, 8/1/20	1,000,000	1,048,710
St. Paul Housing & Redevelopment Authority, Parking Facilities Project, Series 2010-A, 5.00%, 8/1/30	460,000	509,441

		1,558,151

Recreation Authority Revenue — 0.6%
Moorhead Golf Course, Series 1998-B, 5.88%, 12/1/21 ¥	395,000	395,253

Tax Revenue — 4.6%
Minneapolis Tax Increment, Grant Park Project, Series 2006, 5.35%, 2/1/30	1,000,000	980,480
Minneapolis Tax Increment, St. Anthony Falls Project, Series 2005, 5.65%, 2/1/27 ¥	450,000	442,399
St. Paul Housing & Redevelopment Authority Tax Increment, Upper Landing Project, Series 2012, 5.00%, 9/1/26	450,000	470,403
Virgin Islands Public Finance Authority, Series 2009-B, 5.00%, 10/1/25	1,050,000	1,152,480

		3,045,762

Transportation Revenue — 2.7%
St. Paul Metropolitan Airports Commission, Series 2010-D (AMT), 4.00%, 1/1/23	1,700,000	1,785,272

Utility Revenue — 28.0%
Buffalo Capital Appreciation Water & Sewer, Series 2009-B, Zero Coupon Bond (MSCP)
2.01%, 10/1/21	1,800,000	1,433,196
2.18%, 10/1/22	1,800,000	1,350,216
2.34%, 10/1/23	1,800,000	1,270,620
City of Rochester, Electric Utility Revenue, Series 2013-B, 4.00%, 12/1/38	165,000	168,265
Northern Municipal Power Agency, Minnesota Electric System, Series 2008-A (AGC)
5.00%, 1/1/20	750,000	853,703
5.00%, 1/1/21	1,000,000	1,145,850
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series 2008-A, 6.00%, 7/1/38	600,000	615,516
Puerto Rico Electric Power Authority Power Revenue, Series 2010-XX, 5.25%, 7/1/40	1,000,000	992,810
Southern Minnesota Municipal Power Agency, Series 1994-A, Zero Coupon Bond (NATL)
1.99%, 1/1/19	8,600,000	7,699,838
2.96%, 1/1/23	1,100,000	830,038
3.10%, 1/1/24	3,070,000	2,216,908

		18,576,960

Total Municipal Long-Term Investments (Cost: $89,257,791)		97,618,768

Total Investments ▲ — 147.1% (Cost: $89,257,791)		97,618,768

Preferred Shares at Liquidation Value — (46.9)%		(31,100,000)

Other Assets and Liabilities, Net — (0.2)%		(136,517)

Total Net Assets Applicable to Outstanding Common Shares — 100.0%		$66,382,251

MINNESOTA MUNICIPAL INCOME PORTFOLIO   |   2013 QUARTERLY REPORT

Schedule of Investments | May 31, 2013 (unaudited)
Minnesota Municipal Income Portfolio (MXA)

¶	Security valuations for the fund’s investments are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end funds are valued at their respective net asset values on the valuation date.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by the fund’s investment advisor, U.S. Bancorp Asset Management, Inc. (“USBAM”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. As of May 31, 2013, the fund held no internally fair valued securities.

¯	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

¥	Security considered illiquid. A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of May 31, 2013, the fair value of these investments was $4,841,110 or 7.3% of total net assets applicable to outstanding common shares.

«	Security purchased on a when-issued basis. On May 31, 2013, the total cost of investments purchased on a when-issued basis was $750,000 or 1.1% of total net assets applicable to outstanding common shares. See note 2 in Notes to Financial Statements.

Crossover refunded securities are typically backed by the credit of the refunding issuer, which secures the timely payment of principal and interest. These bonds mature at the call date and price indicated.

Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of May 31, 2013.

▲	On May 31, 2013, the cost of investments for federal income tax purposes was approximately $89,257,791. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$8,593,255
Gross unrealized depreciation	(232,278)

Net unrealized appreciation	$8,360,977

AGC - Assured Guaranty Corporation

AMT -	Alternative Minimum Tax. As of May 31, 2013, the aggregate fair value of securities subject to the AMT was $11,135,592, which represents 16.8% of total net assets applicable to common shares.
FHLMC -	Federal Home Loan Mortgage Corporation
FNMA -	Federal National Mortgage Association
GNMA -	Government National Mortgage Association
MSCP -	Minnesota State Credit Program
MSDCEP -	Minnesota School District Credit Enhancement Program

NATL - National Public Finance Guarantee Corporation

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a three-tier fair value hierarchy for observable and unobservable inputs used in measuring fair value. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability and are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

MINNESOTA MUNICIPAL INCOME PORTFOLIO   |   2013 QUARTERLY REPORT

Schedule of Investments | May 31, 2013 (unaudited)
Minnesota Municipal Income Portfolio (MXA)

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2013, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
Municipal Long-Term Investments	$—	$97,618,768	$—	$97,618,768

Total Investments	$—	$97,618,768	$—	$97,618,768

During the period ended May 31, 2013, the fund recognized no transfers between fair value levels.

MINNESOTA MUNICIPAL INCOME PORTFOLIO   |   2013 QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Minnesota Municipal Income Portfolio Inc.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date:	July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date:	July 30, 2013

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date:	July 30, 2013